ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative) - shares					3 Months Ended	12 Months Ended
	May 01, 2018	Oct. 27, 2016	Oct. 29, 2015	May 26, 2015	Sep. 30, 2018	Jun. 30, 2018	Jun. 30, 2017
Defined Benefit Plan Disclosure [Line Items]
Date of incorporation					Sep. 26, 2014	Sep. 26, 2014
Common stock, issued					19,254,846	19,170,846	18,870,346
Common stock outstanding					19,254,846
Reverse stock splits	57,511,711
Decrease of reverse stock splits	19,170,827
Shuhai Information Skill (HK) Limited [Member]
Defined Benefit Plan Disclosure [Line Items]
Ownership rights acquired			81.82%
Business combination, consideration transferred			On October 29, 2015, the Company entered into a share exchange agreement (the “Exchange Agreement”) with the shareholders (the “Shareholders”) of Shuhai Information Skill (HK) Limited (“Shuhai Skill (HK)”), a limited liability company incorporated on May 15, 2015 under the laws of the Hong Kong Special Administrative Region of the People’s Republic of China (the “PRC”). Pursuant to the terms of the Exchange Agreement, the Shareholders, who together own 100% of the ownership rights in Shuhai Skill (HK), transferred all of the issued and outstanding ordinary shares of Shuhai Skill (HK) to the Company in exchange for the issuance of an aggregate of 20,000,000 shares (giving effect to the Forward Split on November 12, 2015 but without giving effect to the reverse stock split that became effective on May 1, 2018) of Common Stock, thereby causing Shuhai Skill (HK) and its wholly owned subsidiaries, Tianjin Information Sea Information Technology Co., Ltd. (“Tianjin Information”), a limited liability company incorporated under the laws of the PRC, and Harbin Information Sea Information Technology Co., Ltd., a limited liability company incorporated under the laws of the PRC, to become wholly-owned subsidiaries of the Company, and Shuhai Information Technology Co., Ltd., also a limited liability company incorporated under the laws of the PRC (“Shuhai Beijing”), to become a variable interest entity (“VIE”) of the Company through a series of contractual agreements between Shuhai Beijing and Tianjin Information. The transaction was accounted for as a reverse merger, with Shuhai Skill (HK) and its subsidiaries being the accounting survivor. Accordingly, the historical financial statements presented are those of Shuhai Skill (HK) and its consolidated subsidiaries.
Common stock, issued			55,000,000
Common stock outstanding			45,000,000
Mr. Zhixin Liu [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of new share issued				20,000,000
Ms. Zhixin Liu [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of new share issued		5,000,000	5,000,000